Income Tax (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	For The Six Months Ended June 30,
	2024	2023
Current	$(307,348)	$(254,549)
Deferred	3,703,105	(5,486,218)
Total	$3,395,757	$(5,740,767)

Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:
	For The Six Months Ended June 30,
	2024	2023
Statutory income tax rate	25%	25%
Tax effect of different tax rates in other jurisdictions	(1)%	1%
Tax effect of non-deductible expenses	0%	0%
Changes in valuation allowance	0%	0%
Effective tax rate	24%	26%

Schedule of Cumulative Net Operating Losses Carried Forward	The summary of cumulative net operating losses carried forward for the Company’s subsidiaries in different regions is as follows:
	For The Six Months Ended June 30,
	2024	2023
PRC Region	$28,757	$-
HK Region	2,569	1,934
Singapore Region	6,440	6,444
Total cumulative net operating loss carry-forward	$37,766	$8,378

Schedule of Net Deferred Tax Assets	Components of the Company’s net deferred tax assets are set forth below:
	June 30,	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry-forwards	$8,476	$1,121
Allowance for credit losses	2,152,715	2,142,711
Provision of advances to suppliers	8,699,189	5,012,179
Lease liability	-	-
Total of deferred tax assets	$10,860,380	$7,156,011
Less: valuation allowance	(1,286)	-
Net deferred tax assets	$10,859,094	$7,156,011

Defer tax liabilities:	-	-
Right-of-use assets	$-	$-
Total deferred tax liabilities	-	-
Deferred tax assets, net	$10,859,094	$7,156,011

Schedule of Unrecognized Tax Positions	The activity of the unrecognized tax positions related to the Company’s uncertain tax positions is summarized as follows:
	June 30,	December 31,
	2024	2023
Gross beginning balance	6,961,166	6,567,028
Gross increase to tax positions in the current period	307,348	394,138
Gross ending balance	7,268,514	6,961,166